UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam High Income Securities Fund
The fund's portfolio
5/31/08 (Unaudited)

CORPORATE BONDS AND NOTES (39.2%)(a)
		Principal
		amount	Value

Basic Materials (3.6%)
AK Steel Corp. company guaranty 7 3/4s, 2012		$305,000	$310,303
Aleris International, Inc. company guaranty 10s, 2016		45,000	32,288
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		230,000	188,025
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		80,000	75,600
ARCO Chemical Co. debs. 10 1/4s, 2010		220,000	226,050
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.926s, 2012		150,000	110,250
Century Aluminum Co. company guaranty 7 1/2s, 2014		80,000	79,600
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.8s, 2013 (Netherlands)		75,000	65,906
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		450,000	483,750
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		225,000	237,938
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015		80,000	80,000
Georgia-Pacific Corp. debs. 9 1/2s, 2011		345,000	362,250
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		270,000	282,825
Hercules, Inc. company guaranty 6 3/4s, 2029		315,000	300,825
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		130,000	143,000
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		175,000	187,250
Huntsman, LLC company guaranty 11 5/8s, 2010		2,000	2,125
International Paper Co. bonds 7.4s, 2014 (FWC)		125,000	124,411
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		49,000	45,080
Metals USA, Inc. sec. notes 11 1/8s, 2015		340,000	355,300
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		320,000	296,800
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		250,000	271,250
NewPage Corp. company guaranty 10s, 2012		150,000	159,750
NewPage Corp. sec. notes 10s, 2012		135,000	143,775
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		57,792	56,564
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		170,000	147,050
Novelis, Inc. company guaranty 7 1/4s, 2015		155,000	145,700
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	245,000	363,544
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$140,000	120,750
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		305,000	298,138
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		30,000	30,225
Stone Container Corp. sr. notes 8 3/8s, 2012		55,000	51,150
Tube City IMS Corp. company guaranty 9 3/4s, 2015		160,000	152,800
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		3,000	3,120
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		90,000	91,125
			6,024,517

Capital Goods (3.2%)
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010		85,000	85,744
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		30,000	29,363
Baldor Electric Co. company guaranty 8 5/8s, 2017		80,000	82,000
BBC Holding Corp. sr. notes 8 7/8s, 2014		20,000	18,300
Berry Plastics Corp. 144A sr. sec. notes FRN 7.568s,
2015		70,000	67,900
Blount, Inc. sr. sub. notes 8 7/8s, 2012		255,000	258,825
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		150,000	157,500
Bombardier, Inc. 144A sr. unsec. notes FRN 7.631s,
2013 (Canada)	EUR	115,000	180,713
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$200,000	206,000
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015		230,000	205,850
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		160,000	154,000
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		160,000	164,000
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 (PIK)		200,000	204,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		280,000	279,300
L-3 Communications Corp. company guaranty 7 5/8s, 2012		100,000	101,875
L-3 Communications Corp. company guaranty 6 1/8s, 2013		110,000	106,700
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		215,000	207,206
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		50,000	47,375
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		395,000	417,942
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		130,000	125,450
Moog, Inc. 144A sr. sub. notes 7 1/4s, 2018		70,000	70,700

Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	100,000	149,863
Owens-Illinois, Inc. debs. 7 1/2s, 2010		$55,000	56,100
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		285,000	285,713
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		165,000	160,050
TD Funding Corp. company guaranty 7 3/4s, 2014		290,000	296,525
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		320,000	323,200
Terex Corp. company guaranty 7 3/8s, 2014		255,000	257,550
Titan International, Inc. company guaranty 8s, 2012		395,000	397,963
WCA Waste Corp. company guaranty 9 1/4s, 2014		190,000	191,900
			5,289,607

Communication Services (3.2%)
American Tower Corp. 144A sr. notes 7s, 2017 (S)		280,000	279,300
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		90,000	93,600
Centennial Cellular Operating Co., LLC sr. unsec.
notes 8 1/8s, 2014		50,000	49,500
Centennial Communications Corp. sr. notes 10s, 2013		75,000	75,000
Centennial Communications Corp. sr. unsec. notes FRN
8.448s, 2013		40,000	38,100
Citizens Communications Co. notes 9 1/4s, 2011		160,000	167,800
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		335,000	323,275
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		160,000	146,800
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		165,000	169,538
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		245,000	245,000
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		430,000	441,288
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		70,000	59,150
iPCS, Inc. company guaranty sr. sec. notes FRN 4.998s,
2013		75,000	64,500
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		200,000	187,000
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		115,000	101,488
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		370,000	355,663
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		275,000	258,500
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		215,000	210,700
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		90,000	89,550
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		315,000	329,963
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		65,000	59,963
Rural Cellular Corp. sr. unsec. notes 9 7/8s, 2010		150,000	153,750
Rural Cellular Corp. sr. unsec. sub. FRN 8.623s, 2012		50,000	50,875
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013		105,000	106,050
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		345,000	331,200
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		190,000	196,650
West Corp. company guaranty 9 1/2s, 2014		265,000	247,775
Windstream Corp. company guaranty 8 5/8s, 2016		295,000	304,956
Windstream Corp. company guaranty 8 1/8s, 2013		155,000	158,488
			5,295,422

Consumer Cyclicals (7.3%)
Allison Transmission 144A company guaranty 11s, 2015		160,000	150,800
American Media, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2011		40,000	33,200
American Media, Inc. company guaranty sr. unsec. sub.
notes Ser. B, 10 1/4s, 2009		295,000	250,750
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011		1,454	1,250
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009		10,726	9,117
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		105,000	95,288
Associated Materials, Inc. company guaranty 9 3/4s,
2012		310,000	308,450
Autonation, Inc. company guaranty 7s, 2014		40,000	37,850
Autonation, Inc. company guaranty sr. unsec. notes FRN
4.713s, 2013		60,000	53,025
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		140,000	100,800
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		210,000	164,325
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		290,000	242,513
D.R. Horton, Inc. company guaranty 8s, 2009		15,000	15,000
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		50,000	49,125
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)		100,000	77,500
Dex Media, Inc. notes 8s, 2013		30,000	23,850
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)		100,000	101,750
Ford Motor Co. notes 7.45s, 2031		185,000	128,113
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		470,000	445,361
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		550,000	522,339
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		179,000	174,615
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		105,000	102,265
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011		710,000	596,400

Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	270,000	289,575
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014	340,000	316,200
Harrah's Operating Co., Inc. 144A company guaranty sr.
notes 10 3/4s, 2016	430,000	373,025
Harry & David Holdings, Inc. company guaranty 9s, 2013	115,000	101,200
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 8.076s, 2012	40,000	34,800
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	120,000	118,800
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	245,000	244,694
Jostens IH Corp. company guaranty 7 5/8s, 2012	415,000	414,481
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	70,000	72,800
Lamar Media Corp. company guaranty 7 1/4s, 2013	175,000	172,375
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	80,000	75,400
Lear Corp. company guaranty 8 1/2s, 2013	190,000	176,700
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	145,000	146,813
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	303,000	317,393
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	295,000	272,875
Meritage Homes Corp. company guaranty 6 1/4s, 2015	150,000	123,000
Meritage Homes Corp. sr. notes 7s, 2014	35,000	29,663
Meritor Automotive, Inc. notes 6.8s, 2009	35,000	34,519
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	95,000	97,019
MGM Mirage, Inc. company guaranty 6s, 2009 (S)	280,000	278,250
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,863
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	315,000	270,900
Michaels Stores, Inc. company guaranty 10s, 2014	70,000	64,750
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	475,000	485,688
NTK Holdings, Inc. sr. disc. notes zero %, 2014	225,000	111,656
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	100,000	97,000
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	245,000	246,838
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	200,000	165,000
Pulte Homes, Inc. notes 4 7/8s, 2009	245,000	245,000
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	70,000	68,600
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	355,000	272,463
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	375,000	281,250
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	25,000	22,063
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.3s, 2014	315,000	267,750
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008	155,000	153,063
Station Casinos, Inc. sr. notes 6s, 2012	259,000	217,560
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	90,000	89,100
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	93,000	97,650
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	35,000	35,350
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	185,000	129,500
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013	35,000	34,781
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014 (In default) (NON)	140,000	78,400
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	464,000	314,360
UCI Holdco, Inc. sr. unsec. notes FRN 10.3s, 2013 (PIK)	117,741	104,495
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	446,000	202,930
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009	70,000	8,488
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	380,000	366,700
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015 (S)	325,000	265,281
		12,071,747

Consumer Staples (5.3%)
Adelphia Communications Corp. escrow zero %, 2009	235,000	19,388
Adelphia Communications Corp. escrow bonds zero %, 2010	20,000	1,650
Affinion Group, Inc. company guaranty 11 1/2s, 2015	100,000	101,625
Affinion Group, Inc. company guaranty 10 1/8s, 2013	245,000	250,513
Affinity Group, Inc. sr. sub. notes 9s, 2012	190,000	175,275
AMC Entertainment, Inc. company guaranty 11s, 2016	217,000	220,255
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	225,000	209,250
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	150,000	128,625
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	100,000	90,000
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	110,000	2,200
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	100,000	97,250
CCH I, LLC sec. notes 11s, 2015	422,000	358,700
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	350,000	348,250
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	505,000	501,844
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	380,000	336,300
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	30,000	27,750
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	128,050
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	155,000	147,250

CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	3,000	3,056
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	205,000	198,850
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	90,000	90,000
Dean Foods Co. company guaranty 7s, 2016	125,000	116,563
Del Monte Corp. company guaranty 6 3/4s, 2015	105,000	101,588
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	270,000	276,750
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	340,000	322,575
Echostar DBS Corp. company guaranty 7s, 2013	155,000	149,963
Echostar DBS Corp. company guaranty 6 5/8s, 2014	30,000	28,275
Echostar DBS Corp. sr. notes 6 3/8s, 2011	335,000	330,813
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	147,250
Hertz Corp. company guaranty 8 7/8s, 2014	375,000	373,125
Idearc, Inc. company guaranty 8s, 2016	535,000	382,525
Ion Media Networks, Inc. 144A sr. sec. notes 8.963s,
2013	95,000	59,850
Ion Media Networks, Inc. 144A sr. sec. notes 5.963s,
2012	120,000	100,200
Jarden Corp. company guaranty 7 1/2s, 2017	280,000	249,900
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	185,000	148,925
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	275,000	199,375
Nielsen Finance LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 10s, 2014	200,000	206,760
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	100,000	86,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	387,000	387,000
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	40,000	26,800
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	145,000	97,150
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	70,000	46,900
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	50,000	33,500
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	180,000	184,500
Rite Aid Corp. company guaranty 9 3/8s, 2015	180,000	140,400
Rite Aid Corp. company guaranty 7 1/2s, 2015	105,000	99,750
Rite Aid Corp. sec. notes 8 1/8s, 2010	45,000	44,888
Rite Aid Corp. sec. notes 7 1/2s, 2017	65,000	59,231
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	180,000	154,350
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	270,000	183,600
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 12s (12 1/2s, 10/2/08), 2013
(STP) (PIK)	150,000	133,500
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	290,000	287,825
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.623s, 2010	107,000	105,128
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)	120,000	90,600
		8,791,640

Energy (5.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	445,000	439,438
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	380,000	337,250
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	240,000	243,000
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	60,000	62,175
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	190,000	193,325
Chesapeake Energy Corp. sr. notes 7s, 2014	250,000	249,063
Complete Production Services, Inc. company guaranty
8s, 2016	215,000	217,688
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	395,000	386,606
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	117,900
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	300,000	316,500
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	345,000	349,313
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	14,000	13,930
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	60,000	57,900
Encore Acquisition Co. sr. sub. notes 6s, 2015	213,000	202,350
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	140,000	137,375
Forest Oil Corp. sr. notes 8s, 2011	150,000	156,938
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	365,000	345,838
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	345,000	358,800
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 9s, 2016	320,000	332,000
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	285,000	275,025
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	295,000	304,588
Massey Energy Co. sr. notes 6 5/8s, 2010	330,000	329,175
Newfield Exploration Co. sr. sub. notes 7 1/8s, 2018	90,000	88,875
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	210,000	203,700
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	95,000	95,515
Peabody Energy Corp. company guaranty 7 3/8s, 2016	275,000	281,188
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	155,000	161,200
Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018	235,000	249,100
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	80,000	73,400

Petroplus Finance, Ltd. 144A company guaranty 7s, 2017
(Bermuda)	240,000	216,600
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	75,000	75,563
Plains Exploration & Production Co. company guaranty
7s, 2017 (S)	375,000	360,938
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	265,000	269,638
Range Resources Corp. company guaranty sr. sub. notes
7 1/4s, 2018	55,000	55,963
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	91,375
SandRidge Energy, Inc. sr. notes 8s, 2018	20,000	20,250
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. FRN 6.323s, 2014	75,000	72,406
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 8 5/8s, 2015 (PIK)	210,000	215,775
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	350,000	289,625
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	410,000	394,625
Whiting Petroleum Corp. company guaranty 7s, 2014	365,000	362,263
		9,004,176

Financial (1.4%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	105,000	96,600
GMAC, LLC sr. unsec. unsub. notes FRN 5.276s, 2014	25,000	17,790
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	555,000	520,875
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	75,000	60,719
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012	520,000	418,854
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	450,000	348,399
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	140,000	110,707
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	180,000	133,200
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	165,000	143,550
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	115,000	117,731
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	140,000	134,400
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	75,000	73,729
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	170,000	159,800
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	20,000	17,910
USI Holdings Corp. 144A sr. unsec. notes FRN 6.551s,
2014	35,000	28,175
		2,382,439

Health Care (4.1%)
Accellent, Inc. company guaranty 10 1/2s, 2013	320,000	292,000
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015	320,000	340,800
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	435,000	448,594
DaVita, Inc. company guaranty 6 5/8s, 2013	285,000	277,163
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	280,000	273,000
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	285,000	300,675
HCA, Inc. sr. notes 6.95s, 2012	70,000	67,550
HCA, Inc. sr. sec. notes 9 1/4s, 2016	600,000	633,750
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	65,000	56,550
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	360,000	331,200
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	355,000	364,763
Omnicare, Inc. company guaranty 6 3/4s, 2013	10,000	9,375
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	30,000	27,750
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	375,000	384,375
Select Medical Corp. company guaranty 7 5/8s, 2015	395,000	351,550
Service Corporation International sr. notes 7s, 2017	65,000	63,050
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	340,000	326,400
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	330,000	333,300
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	57,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	265,000	214,650
Tenet Healthcare Corp. notes 7 3/8s, 2013	275,000	256,438
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	305,000	288,988
US Oncology Holdings, Inc. sr. unsec. notes FRN
7.949s, 2012 (PIK)	94,000	78,490
US Oncology, Inc. company guaranty 9s, 2012	250,000	252,813
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	325,000	333,938
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	155,000	164,300
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	75,000	75,375
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	50,000	49,625
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	78,000
		6,732,062

Technology (2.9%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	345,000	263,063
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	303,000	262,095
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	219,000	210,240
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	115,000	123,769
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	130,000	139,750
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	85,000	85,319
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	280,000	275,800
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	205,000	191,675
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	390,000	345,150
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)	230,000	193,775
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	125,000	107,188
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	70,000	74,550
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	240,000	243,300
Lucent Technologies, Inc. notes 5 1/2s, 2008	50,000	49,875
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	130,000	99,613
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	90,000	55,800
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	165,000	162,938
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)	180,000	169,200
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 5.463s, 2013 (Netherlands)	170,000	155,550
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	275,000	266,750
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	330,000	272,250
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	178,000	185,120
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	356,000	366,680
Travelport LLC company guaranty 11 7/8s, 2016	65,000	59,638
Travelport LLC company guaranty 9 7/8s, 2014	190,000	182,875
Xerox Capital Trust I company guaranty 8s, 2027	285,000	277,512
		4,819,475

Utilities & Power (2.8%)
AES Corp. (The) sr. notes 8 7/8s, 2011	22,000	22,990
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	70,000	70,263
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	150,000	154,125
AES Corp. (The) 144A sr. notes 8s, 2020	55,000	54,038
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	120,000	126,600
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	73,964
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	41,688
Colorado Interstate Gas Co. debs. 6.85s, 2037	95,000	89,904
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	10,000	9,891
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	126,875
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	75,000	76,875
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	90,000	91,800
Edison Mission Energy sr. unsec. notes 7.2s, 2019	155,000	151,125
Edison Mission Energy sr. unsec. notes 7s, 2017	110,000	107,525
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	100,000	100,625
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	44,347
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	280,000	283,500
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	155,000	148,025
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	25,000	25,000
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	170,000	176,800
Mirant North America, LLC company guaranty 7 3/8s, 2013	235,000	236,763
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	98,000
NRG Energy, Inc. sr. notes 7 3/8s, 2016	730,000	711,750
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	245,000	268,888
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	155,000	160,425
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	35,713
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	270,000	282,447
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	35,000	36,663
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012	60,000	62,475
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	10,000	10,028
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	40,000	42,519
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	15,000	14,529
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	430,000	439,138
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	150,000	153,000
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011	5,000	5,143
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012	35,000	37,975
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	75,000	76,688
		4,648,104

Total corporate bonds and notes (cost $68,461,824)		$65,059,189

CONVERTIBLE PREFERRED SECURITIES (29.5%)(a)
	Shares	Value

Basic Materials (3.8%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	14,087	$2,326,116
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	79,320	1,596,315
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	24,600	1,821,938
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)	7,890	575,477
		6,319,846

Capital Goods (0.9%)
Avery Dennison Corp. $3.938 cv. pfd.	29,880	1,494,000

Communication Services (2.1%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	30,900	1,313,250
Crown Castle International Corp. $3.125 cum. cv. pfd.	34,800	2,105,400
		3,418,650

Consumer Cyclicals (4.6%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	27,940	705,485
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	61,900	2,065,913
General Motors Corp. $1.563 cum. cv. pfd.	97,000	1,606,563
Retail Ventures, Inc. $3.312 cv. pfd.	27,400	893,925
Six Flags, Inc. $1.813 cum. cv. pfd.	63,200	811,728
Stanley Works (The) 4.344% units cv. ARP	1,882,000	1,589,349
		7,672,963

Consumer Staples (2.6%)
Bunge, Ltd. 5.125% cum. cv. pfd.	1,740	1,887,900
Newell Financial Trust I $2.625 cum. cv. pfd.	28,800	1,297,800
Universal Corp. 6.75% cv. pfd.	870	1,073,363
		4,259,063

Energy (2.9%)
Chesapeake Energy Corp. $4.50 cum. cv. pfd. (S)	18,400	2,493,200
Edge Petroleum Ser. A, $2.875 cum. cv. pfd.	27,750	894,938
McMoRan Exploration Co. $6.75 cum. cv. pfd.	6,800	1,463,149
		4,851,287

Financial (7.2%)
Alleghany Corp. 5.75% cv. pfd.	3,100	1,068,389
Ambac Financial Group, Inc. $4.75 cv. pfd.	9,540	302,418
Bank of America Corp. Ser. L, 7.25% cv. pfd.	1,387	1,400,912
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	16	1,134,000
Fannie Mae Ser. 08-1, $4.375 cv. pfd.	24,040	1,198,995
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	88,700	1,751,825
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.	850	922,250
Nationwide Health Properties, Inc. $7.75 cv. pfd.	13,800	2,139,552
Wachovia Corp. Ser. L, Class A, 7.50% cv. pfd.	1,250	1,323,975
Washington Mutual, Inc. Ser. R, 7.75% cv. pfd.	985	749,708
		11,992,024

Health Care (1.4%)
Mylan, Inc. 6.50% cv. pfd.	980	921,249
Schering-Plough Corp. 6.00% cum. cv. pfd.	7,100	1,386,204
		2,307,453

Technology (0.9%)
Lucent Technologies Capital Trust I 7.75% cum. cv. pfd.	1,800	1,440,000

Utilities & Power (3.1%)
AES Trust III $3.375 cv. pfd.	27,800	1,367,413
El Paso Energy Capital Trust I $2.375 cv. pfd.	36,050	1,509,594
Entergy Corp. $3.813 cv. pfd.	33,100	2,337,688
		5,214,695

Total convertible preferred securities (cost $48,716,115)		$48,969,981

CONVERTIBLE BONDS AND NOTES (26.6%)(a)
	Principal
	amount	Value

Capital Goods (1.1%)
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	$115,000	$161,575
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	150,000	202,875
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	135,000	140,231
WESCO International, Inc. cv. sr. unsec. company
guaranty debs. 1 3/4s, 2026	1,633,000	1,412,545
		1,917,226

Communication Services (1.8%)
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	1,700,000	1,472,625
NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	1,700,000	1,468,375
		2,941,000

Consumer Cyclicals (2.4%)
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	1,400,000	1,349,250

Pier 1 Imports, Inc. cv. company guaranty sr. unsec.
notes stepped coupon 6 3/8s, (6 1/8s, 2/15/11) 2036
(STP)	130,000	113,913
Pier 1 Imports, Inc. 144A cv. company guaranty sr.
unsec. notes stepped-coupon 6 3/8s (6 1/8s, 2/15/11)
2036 (STP)	1,541,000	1,350,301
Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023	1,300,000	1,189,500
		4,002,964

Consumer Staples (3.4%)
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	1,290,000	1,649,588
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	470,000	512,300
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	1,745,000	1,553,050
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	420,000	385,875
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	1,380,000	1,566,300
		5,667,113

Energy (1.2%)
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	1,095,000	1,929,938

Financial (6.9%)
BankUnited Financial Corp. cv. sr. notes 3 1/8s, 2034	1,499,000	779,480
Boston Private Financial Holdings, Inc. cv. sr. unsec.
notes 3s, 2027	1,700,000	1,496,000
Charming Shoppes cv. sr. unsec. notes 1 1/8s, 2014	2,060,000	1,336,425
Countrywide Financial Corp. 144A cv. company guaranty
sr. unsec. notes FRN Ser. A, zero %, 2037 (S)	1,800,000	1,683,000
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	1,800,000	1,476,000
KKR Financial Holdings, LLC 144A cv. sr. unsec. notes
7s, 2012	1,157,000	970,607
Legg Mason, Inc. cv. unsec. sr. notes 5.6s, 2021	14,200	693,031
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	1,420,000	1,720,046
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	1,600,000	1,326,811
		11,481,400

Health Care (2.0%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	1,650,000	1,233,375
EPIX Medical, Inc. cv. sr. notes 3s, 2024	1,470,000	889,350
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	1,663,000	1,211,911
		3,334,636

Technology (6.5%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	532,000	367,080
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	1,900,000	1,482,000
Arris Group, Inc. cv. sr. unsec. notes 2s, 2026	1,925,000	1,714,790
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	1,310,000	902,263
Cray, Inc. cv. sr. sub. notes 3s, 2024	1,300,000	1,168,375
LSI Logic Corp. cv. sub. notes 4s, 2010	1,012,000	989,230
Mentor Graphics Corp. cv. sub. notes FRN 4.434s, 2023	1,400,000	1,372,000
RF Micro Devices, Inc. cv. unsec. sub notes 1s, 2014	1,370,000	1,010,375
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	200,000	161,500
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	1,900,000	1,534,250
		10,701,863

Transportation (1.3%)
ExpressJet Holdings, Inc. cv. company guaranty 4 1/4s,
2023	950,000	783,750
JetBlue Airways Corp. cv. sr. bonds 3 1/2s, 2033	1,450,000	1,424,625
		2,208,375

Total convertible bonds and notes (cost $43,212,958)		$44,184,515

UNITS (1.1%)(a)
	Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
3.15s, 2009 (Cayman Islands)	7	$716,373
Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009	1,540	1,155,000

Total units (cost $1,936,395)		$1,871,373

COMMON STOCKS (0.5%)(a)
	Shares	Value

AboveNet, Inc. (NON)	43	$2,838
Adelphia Recovery Trust (Ser. ACC-1) (NON)	248,982	17,429
Bohai Bay Litigation, LLC (Units) (F)	406	5,747
Cinemark Holdings, Inc.	7,000	101,290
El Paso Corp.	7,000	136,850
Elizabeth Arden, Inc. (NON)	2,645	39,701
Jarden Corp. (NON) (S)	3,570	66,938
Northrop Grumman Corp.	1	75
NRG Energy, Inc. (NON)	2,750	114,373
Pinnacle Entertainment , Inc. (NON)	4,700	65,189
Qwest Communications International, Inc. (S)	13,125	63,656

Service Corporation International			9,975	106,733
Williams Cos., Inc. (The)			2,765	105,181
XCL Warranty Escrow (F)			406	28,986

Total common stocks (cost $968,059)				$854,986

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost $114,750)
			Principal
			amount	Value

Argentina (Republic of) bonds FRB 3s, 2013			$225,000	$110,025

SENIOR LOANS (0.1%)(a)(c)
			Principal
			amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B,
4.65s, 2014			$91,033	$63,495
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.714s, 2014			33,967	23,692

Total senior loans (cost $115,864)				$87,187

WARRANTS (--%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	20	$1,000
AboveNet, Inc.	9/8/08	20.00	17	765
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/1/11	0.01	23,400	318
Dayton Superior Corp. 144A (F)	6/15/09	0.01	270	720
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	119	6,215

Total warrants (cost $10,328)				$9,018

SHORT-TERM INVESTMENTS (5.0%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			3,550,113	$3,550,113
Short-term investments held as collateral for loaned
securities with yields ranging from 2.20% to 2.91% and
due dates ranging from June 2, 2008 to July 25, 2008
(d)			$4,781,280	4,774,270

Total short-term investments (cost $8,324,383)				$8,324,383

TOTAL INVESTMENTS

Total investments (cost $171,860,676) (b)				$169,470,657

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/08 (aggregate face value $698,604) (Unaudited)
		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$716,537	$698,604	6/18/08	$(17,933)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty/	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$45,000	12/20/08	550 bp	$(2,496)

Nalco, Co.
7.75%,11/15/11	--	45,000	9/20/12	350 bp	957

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	45,000	12/20/08	725 bp	(1,924)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	45,000	12/20/08	800 bp	(1,680)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	45,000	12/20/08	825 bp	(1,598)

Amkor Technologies,
Inc., 7 3/4%, 5/15/13	--	100,000	6/20/13	450 bp	(2,286)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	120,000	9/20/12	495 bp	(8,675)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	60,000	6/20/09	165 bp	(3,099)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/17	297 bp	(6,612)

Echostar DBS Corp.,
6 5/8%, 10/1/14	--	155,000	6/20/13	(225 bp)	1,860

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	--	35,000	12/20/12	363 bp	810

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	108,000	(F) (a)	2.461%	(19,996)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	449

General Motors Corp.,
7 1/8%, 7/15/13	--	175,000	9/20/08	620 bp	2,247

JPMorgan Chase Bank, N.A.
Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--	15,000	3/20/13	685 bp	312

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	--	143,000	12/20/12	360 bp	(2,264)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--	20,000	3/20/13	645 bp	137

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	100,000	9/20/12	395 bp	1,084

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	120,000	9/20/08	500 bp	795

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/17	295 bp	(6,853)

Morgan Stanley Capital Services, Inc.
Aramark Services, Inc.,
8.5%, 2/1/15	--	135,000	12/20/12	355 bp	(971)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/12	225 bp	(4,126)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	70,000	9/20/12	445 bp	(3,864)

Nalco, Co. 7.75%,
11/15/11	--	45,000	9/20/12	330 bp	605

Nalco, Co. 7.75%,
11/15/11	--	55,000	3/20/13	460 bp	3,358

Total					$(53,830)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

EUR Euro

USD / $ United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $165,844,242.

(b) The aggregate identified cost on a tax basis is $171,702,914, resulting in gross unrealized appreciation and depreciation of $10,098,989 and $12,331,246, respectively, or net unrealized depreciation of $2,232,257.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at May 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2008, the value of securities loaned amounted to $4,714,775. The fund received cash collateral of $4,774,270 which is pooled with collateral of other Putnam funds into 73 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $86,081 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $44,840,736 and $47,533,729, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2008.

At May 31, 2008, liquid assets totaling $1,680,688 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Adjustable Rate Preferred Stock (ARP), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008